Shareholder Report, Holdings (Details)_14 - Investor Shares	Jun. 30, 2024
California Earthquake Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
California Community Choice Financing Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Metropolitan Transportation Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Utah Housing Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Maryland Health & Higher Educational Facilities Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Wisconsin State [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
New York Liberty Development Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
New Jersey Economic Development Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Douglas County Nebraska [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
York County South Carolina Fort Mill School District No. 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%
NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	12.30%
ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	8.20%
FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	13.80%
WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	8.60%
MARYLAND
Holdings [Line Items]
Percent of Net Asset Value	5.50%
COLORADO
Holdings [Line Items]
Percent of Net Asset Value	5.00%
NEBRASKA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
UTAH
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%